Financial risk management - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2023 Kč / € £ / € $ / €	Dec. 31, 2022 £ / € Kč / € $ / €	Dec. 31, 2021 $ / € £ / € Kč / €
CZK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average Rate | Kč / €	0.04166	0.04071	0.03900
Spot rate | Kč / €	0.04045	0.04147	0.04023
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average Rate | $ / €	0.92481	0.94967	0.84552
Spot rate | $ / €	0.90498	0.93756	0.88292
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average Rate | £ / €	1.14970	1.17266	1.16333
Spot rate | £ / €	1.15068	1.12748	1.19008